RISK MANAGEMENT AND FINANCIAL INSTRUMENTS - Fair value hierarchy (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Assets measured at fair value:
Cash and cash equivalents	$ 410	$ 355	$ 304	$ 342
Restricted cash	197	229
Property, plant and equipment, at fair value	37,915	36,097
Liabilities for which fair value is disclosed:
BEPC exchangeable and class B shares	(6,163)	(7,430)
Non-recourse borrowings	(14,397)	(14,595)
Total	17,308	14,068
Level 1
Assets measured at fair value:
Cash and cash equivalents	410
Restricted cash	197
Property, plant and equipment, at fair value	0
Liabilities for which fair value is disclosed:
BEPC exchangeable and class B shares	(6,163)
Non-recourse borrowings	(1,995)
Total	(7,551)
Level 2
Assets measured at fair value:
Cash and cash equivalents	0
Restricted cash	0
Property, plant and equipment, at fair value	0
Liabilities for which fair value is disclosed:
BEPC exchangeable and class B shares	0
Non-recourse borrowings	(12,402)
Total	(12,580)
Level 3
Assets measured at fair value:
Cash and cash equivalents	0
Restricted cash	0
Property, plant and equipment, at fair value	37,915
Liabilities for which fair value is disclosed:
BEPC exchangeable and class B shares	0
Non-recourse borrowings	0
Total	37,439
Energy derivative contracts
Assets measured at fair value:
Financial instrument assets	45	104
Liabilities measured at fair value:
Derivative financial liabilities	(206)	(27)
Energy derivative contracts | Level 1
Assets measured at fair value:
Financial instrument assets	0
Liabilities measured at fair value:
Derivative financial liabilities	0
Energy derivative contracts | Level 2
Assets measured at fair value:
Financial instrument assets	24
Liabilities measured at fair value:
Derivative financial liabilities	(164)
Energy derivative contracts | Level 3
Assets measured at fair value:
Financial instrument assets	21
Liabilities measured at fair value:
Derivative financial liabilities	(42)
Interest rate swaps
Assets measured at fair value:
Financial instrument assets	40	0
Liabilities measured at fair value:
Derivative financial liabilities	(103)	(244)
Interest rate swaps | Level 1
Assets measured at fair value:
Financial instrument assets	0
Liabilities measured at fair value:
Derivative financial liabilities	0
Interest rate swaps | Level 2
Assets measured at fair value:
Financial instrument assets	40
Liabilities measured at fair value:
Derivative financial liabilities	(103)
Interest rate swaps | Level 3
Assets measured at fair value:
Financial instrument assets	0
Liabilities measured at fair value:
Derivative financial liabilities	0
Foreign exchange swaps
Assets measured at fair value:
Financial instrument assets	31	4
Liabilities measured at fair value:
Derivative financial liabilities	(6)	(23)
Foreign exchange swaps | Level 1
Assets measured at fair value:
Financial instrument assets	0
Liabilities measured at fair value:
Derivative financial liabilities	0
Foreign exchange swaps | Level 2
Assets measured at fair value:
Financial instrument assets	31
Liabilities measured at fair value:
Derivative financial liabilities	(6)
Foreign exchange swaps | Level 3
Assets measured at fair value:
Financial instrument assets	0
Liabilities measured at fair value:
Derivative financial liabilities	0
Tax equity
Liabilities measured at fair value:
Derivative financial liabilities	(455)	$ (402)
Tax equity | Level 1
Liabilities measured at fair value:
Derivative financial liabilities	0
Tax equity | Level 2
Liabilities measured at fair value:
Derivative financial liabilities	0
Tax equity | Level 3
Liabilities measured at fair value:
Derivative financial liabilities	$ (455)